Expense Example	Jan. 28, 2026 USD ($)
Leuthold Core Investment Fund | Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Leuthold Core Investment Fund | Leuthold Core Investment Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Leuthold Global Fund | Leuthold Global Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	2,905
Leuthold Global Fund | Leuthold Global Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,655
Leuthold Grizzly Short Fund | Leuthold Grizzly Short Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,674
Expense Example, with Redemption, 10 Years	3,503
Leuthold Core ETF | Leuthold Core ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,220
Leuthold Select Industries ETF | Leuthold Select Industries ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,030